Commissions and Fees	12 Months Ended
Dec. 31, 2010
Commissions and Fees
18.	Commissions and Fees

The following table sets forth the details of commissions and fees from non-trust management activities for the years ended December 31:

	2008		2009		2010
	(in millions of Won)
Brokerage fees and commissions	(Won)	626,033	(Won)	568,897	(Won)	536,843
Other fees and commissions:
Credit card fees		1,315,117		1,414,843		1,343,577
Commissions received on remittance		69,204		66,735		68,591
Commissions received on import and export letters of credit		70,043		66,582		75,849
Financial guarantee fees		40,356		49,691		51,272
Commissions received in foreign exchange activities		69,132		68,404		75,276
Commission received as agency		44,866		68,264		62,868
Commission received as electronic charge receipt		73,182		76,236		85,493
Other fees		287,282		320,762		341,435

Total other fees and commissions		1,969,182		2,131,517		2,104,361

	(Won)	2,595,215	(Won)	2,700,414	(Won)	2,641,204